Income Taxes (Details) - Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes [Abstract]
Income before taxes	$ 2,468,045	$ 3,575,248	$ 6,446,944
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 370,207	$ 536,287	$ 967,042
Tax effect of R&D expenses deduction	(231,474)	(238,573)	(199,925)
Tax effect of non-taxable investment income and government grant	(138,733)	(120,754)	(72,160)
Tax effect of non-deductible expenses		41,989	310,233
Tax effect of deferred tax recognized	(89,000)
Income tax expenses (benefits)	$ (89,000)	$ 218,949	$ 1,005,190